Assets held for sale	6 Months Ended
Jun. 30, 2025
Assets held for sale
Assets held for sale

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

20.Assets held for sale

On May 20, 2025, the Group announced it has agreed to sell 100% of IHS Rwanda Limited (“IHS Rwanda”), a wholly owned subsidiary and part of the SSA segment, to Paradigm Rwanda Holdings Limited, a subsidiary of Paradigm Tower Ventures, for total consideration of up to $274.5 million, which includes deferred consideration of $70.0 million and $24.5 million payable up to two and three years, respectively, from the date of closing and an earn out of up to $5.0 million dependent on the future performance of IHS Rwanda. The transaction is subject to customary closing conditions, including government and regulatory approvals, and is expected to close in the second half of 2025. The foreign exchange translation reserve loss related to IHS Rwanda as of June 30, 2025 was approximately $15.5 million.

The below table presents the major classes of the assets and liabilities held for sale as of June 30, 2025:

June 30,
2025
$'m

Non‑current assets
Property, plant and equipment	50.8
Right-of-use assets	17.6
Goodwill	8.4
Other intangible assets	2.3

Current assets
Inventories	1.1
Trade and other receivables	18.4
Cash and cash equivalents	1.3
Assets held for sale	99.9

Non‑current liabilities
Lease liabilities	(14.8)
Provisions for other liabilities and charges	(1.9)
Deferred income tax liabilities	(3.0)

Current liabilities
Trade and other payables	(7.4)
Income tax payable	(3.2)
Lease liabilities	(4.7)
Liabilities held for sale	(35.0)